Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Text Block]

	Asset Derivatives		Liability Derivatives
(dollars in millions)	2014	2013	2014	2013
Derivatives designated as hedging instruments	$3	$59	$248	$103
Derivatives not designated as hedging instruments	139	31	71	54

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Text Block]

	Year Ended December 31,
(dollars in millions)	2014	2013
Loss recorded in Accumulated other comprehensive loss	$(263)	$(136)
Loss reclassified from Accumulated other comprehensive loss into Product sales (effective portion)	$96	$25